Cost of Sales (Schedule of Cost of Sales) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Direct mining costs	$ 101,734	$ 99,648
Salaries and benefits	15,040	13,192
Workers' Participation	6,011	6,164
Depletion and depreciation	44,358	44,473
Royalties	4,135	3,248
Impairment of inventories	1,328
Cost of sales	172,606	166,725
Depletion and depreciation, right-of-use	2,262	0
Caylloma M&I Property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Direct mining costs	35,712	38,788
Salaries and benefits	7,557	7,303
Workers' Participation	717	1,726
Depletion and depreciation	13,621	12,222
Royalties	750	218
Impairment of inventories	93
Cost of sales	58,450	60,257
San Jose M&I Property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Direct mining costs	66,022	60,860
Salaries and benefits	7,483	5,889
Workers' Participation	5,294	4,438
Depletion and depreciation	30,737	32,251
Royalties	3,385	3,030
Impairment of inventories	1,235
Cost of sales	$ 114,156	$ 106,468